Employee Benefits - Summarizes Changes for Qualified Pension Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Other [Member] - Level 3 [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of period	$ 3	$ 3	$ 2
Unrealized gains (losses) relating to assets still held at end of year	3
Purchases, sales, and settlements, net			1
Balance at end of period	$ 6	$ 3	$ 3